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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

 Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

with a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31, 2012

Date of reporting period:       January 31, 2012

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Common Stocks - 101.7%	Shares	Value
Consumer Discretionary - 21.9%
Auto Components - 3.9%
Autoliv, Inc.	5,050	$318,604
Gentex Corp.	5,510	148,054
		466,658
Hotels, Restaurants & Leisure - 5.0%
Carnival Corp.	6,835	206,417
Vail Resorts, Inc.	6,295	274,525
Wynn Resorts Ltd.	1,025	118,111
		599,053
Internet & Catalog Retail - 4.4%
Amazon.com, Inc. *	1,250	243,050
Liberty Media Corp. - Interactive - Series A *	16,830	288,130
		531,180
Media - 8.6%
DIRECTV - Class A *	8,010	360,530
Discovery Communications, Inc. - Class C *	4,490	174,437
Liberty Media Corp. - Liberty Capital *	6,084	501,382
		1,036,349
Energy - 9.8%
Energy Equipment & Services - 0.4%
McDermott International, Inc. *	3,770	45,843

Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	4,040	326,109
EOG Resources, Inc.	2,330	247,306
Pioneer Natural Resources Co.	3,745	371,879
Triangle Petroleum Corp. *	27,310	186,800
		1,132,094
Financials - 10.7%
Diversified Financial Services - 7.7%
Bank of America Corp.	35,925	256,145
Citigroup, Inc.	4,899	150,497
MarketAxess Holdings, Inc.	5,490	170,465
MasterCard, Inc. - Class A	977	347,392
		924,499
Real Estate Management & Development - 3.0%
CBRE Group, Inc. *	18,490	356,857

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 101.7% (Continued)	Shares	Value
Health Care - 14.3%
Biotechnology - 2.4%
Amarin Corp. plc - ADR *	14,430	$117,749
SIGA Technologies, Inc. *	50,170	166,062
		283,811
Health Care Equipment & Supplies - 1.4%
Unilife Corp. *	42,065	168,681

Health Care Providers & Services - 6.3%
Humana, Inc.	8,555	761,566

Pharmaceuticals - 4.2%
Aegerion Pharmaceuticals, Inc. *	14,025	241,090
Teva Pharmaceutical Industries Ltd. - ADR	5,945	268,298
		509,388
Industrials - 9.7%
Aerospace & Defense - 2.0%
Spirit AeroSystems Holdings, Inc. - Class A *	10,410	236,724

Airlines - 1.4%
JetBlue Airways Corp. *	29,475	174,787

Electrical Equipment - 1.8%
Polypore International, Inc. *	5,690	216,675

Machinery - 1.0%
3D Systems Corp. *	6,260	119,691

Professional Services - 3.5%
Acacia Research Corp. *	10,115	416,333

Information Technology - 25.8%
Communications Equipment - 4.3%
Plantronics, Inc.	5,825	216,923
QUALCOMM, Inc.	2,720	159,990
Ubiquiti Networks, Inc. *	5,835	141,674
		518,587
Computers & Peripherals - 8.1%
Apple, Inc. *	1,699	775,559
NCR Corp. *	10,400	194,792
		970,351

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 101.7% (Continued)	Shares	Value
Information Technology - 25.8% (Continued)
Internet Software & Services - 6.7%
Baidu, Inc. - ADR *	953	$121,527
Bankrate, Inc. *	9,055	211,796
KIT digital, Inc. *	29,460	319,052
MercadoLibre, Inc.	1,845	161,253
		813,628
Semiconductors & Semiconductor Equipment - 2.6%
ARM Holdings plc - ADR	4,215	121,729
Volterra Semiconductor Corp. *	6,385	192,636
		314,365
Software - 4.1%
Red Hat, Inc. *	4,730	219,330
TIBCO Software, Inc. *	5,754	150,007
VMware, Inc. - Class A *	1,335	121,845
		491,182
Materials - 5.2%
Chemicals - 2.8%
Albemarle Corp.	5,300	340,843

Containers & Packaging - 2.4%
Crown Holdings, Inc. *	7,810	281,707

Telecommunication Services - 4.3%
Diversified Telecommunication Services - 4.3%
Equinix, Inc. *	4,329	519,307

Total Common Stocks (Cost $9,624,922)		$12,230,159

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	13,110	$13,110
Fidelity Institutional Money Market Portfolio - Class I, 0.22% (a)	13,109	13,109
Total Money Market Funds (Cost $26,219)		$26,219

Total Investments at Value - 101.9% (Cost $9,651,141)		$12,256,378

Liabilities in Excess of Other Assets - (1.9%)		(230,624)

Total Net Assets - 100.0%		$12,025,754

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2012 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,230,159	$-	$-	$12,230,159
Money Market Funds	26,219	-	-	26,219
Total	$56,989,642	$-	$-	$12,256,378

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended January 31, 2012, the Fund did not have any significant transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of January 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2012:

Tax cost of portfolio investments	$9,903,379

Gross unrealized appreciation	$3,449,657
Gross unrealized depreciation	(1,096,658)
Net unrealized appreciation	$2,352,999

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Chesapeake Core Growth Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Common Stocks - 98.5%	Shares	Value
Consumer Discretionary - 19.4%
Hotels, Restaurants & Leisure - 4.2%
Carnival Corp.	19,705	$595,091
Starwood Hotels & Resorts Worldwide, Inc.	16,600	900,384
Wynn Resorts Ltd.	7,805	899,370
		2,394,845
Internet & Catalog Retail - 4.2%
Amazon.com, Inc. *	8,256	1,605,297
priceline.com, Inc. *	1,559	825,459
		2,430,756
Media - 4.2%
DIRECTV - Class A *	28,098	1,264,691
Liberty Media Corp. - Liberty Capital *	14,400	1,186,704
		2,451,395
Multiline Retail - 5.9%
Dollar Tree, Inc. *	23,002	1,950,800
Macy's, Inc.	43,355	1,460,630
		3,411,430
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. *	6,690	540,886

Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	6,480	533,109

Energy - 10.2%
Energy Equipment & Services - 3.0%
National Oilwell Varco, Inc.	23,685	1,752,216

Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	21,937	1,770,755
EOG Resources, Inc.	22,213	2,357,688
		4,128,443
Financials - 11.6%
Diversified Financial Services - 10.3%
Bank of America Corp.	168,880	1,204,115
Citigroup, Inc.	40,189	1,234,606
CME Group, Inc.	3,334	798,526
JPMorgan Chase & Co.	22,650	844,845

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.5% (Continued)	Shares	Value
Financials - 11.6% (Continued)
Diversified Financial Services - 10.3% (Continued)
MasterCard, Inc. - Class A	5,309	$1,887,721
		5,969,813
Real Estate Management & Development - 1.3%
CBRE Group, Inc. *	39,695	766,113

Health Care - 10.4%
Biotechnology - 3.5%
Celgene Corp. *	28,010	2,036,327

Health Care Providers & Services - 6.9%
Express Scripts, Inc. *	27,155	1,389,250
Humana, Inc.	29,440	2,620,749
		4,009,999
Industrials - 8.2%
Aerospace & Defense - 2.1%
Boeing Co. (The)	16,435	1,219,148

Air Freight & Logistics - 1.4%
FedEx Corp.	9,115	833,931

Airlines - 2.1%
Delta Air Lines, Inc. *	112,065	1,182,286

Machinery - 2.6%
Danaher Corp.	28,750	1,509,663

Information Technology - 28.9%
Communications Equipment - 1.4%
QUALCOMM, Inc.	13,535	796,129

Computers & Peripherals - 9.4%
Apple, Inc. *	7,646	3,490,246
EMC Corp. *	75,270	1,938,955
		5,429,201
Internet Software & Services - 4.6%
Baidu, Inc. - ADR *	4,602	586,847
Google, Inc. - Class A *	3,587	2,080,855
		2,667,702

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.5% (Continued)	Shares	Value
Information Technology - 28.9% (Continued)
Semiconductors & Semiconductor Equipment - 6.0%
ARM Holdings plc - ADR	20,210	$583,665
Broadcom Corp. - Class A *	34,250	1,176,145
Intel Corp.	64,565	1,705,807
		3,465,617
Software - 7.5%
Oracle Corp.	30,275	853,755
Red Hat, Inc. *	27,595	1,279,580
salesforce.com, inc. *	9,955	1,162,744
VMware, Inc. - Class A *	11,555	1,054,625
		4,350,704
Materials - 5.1%
Chemicals - 3.5%
Monsanto Co.	12,100	992,805
Potash Corp. of Saskatchewan, Inc.	21,545	1,007,013
		1,999,818
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc.	20,135	930,439

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 3.8%
Equinix, Inc. *	18,163	2,178,833

Total Common Stocks (Cost $50,009,590)		$56,988,803

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 0.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	420	$420
Fidelity Institutional Money Market Portfolio - Class I, 0.22% (a)	419	419
Total Money Market Funds (Cost $839)		$839

Total Investments at Value - 98.5% (Cost $50,010,429)		$56,989,642

Other Assets in Excess of Liabilities - 1.5%		874,729

Total Net Assets - 100.0%		$57,864,371

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2012.

See accompanying Notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
January 31, 2012 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$56,988,803	$-	$-	$56,988,803
Money Market Funds	839	-	-	839
Total	$56,989,642	$-	$-	$56,989,642

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended January 31, 2012, the Fund did not have any significant transfers in and out of any Levels.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of January 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2012:

Tax cost of portfolio investments	$51,809,926

Gross unrealized appreciation	$8,576,328
Gross unrealized depreciation	(3,396,612)
Net unrealized appreciation	$5,179,716

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 5, 2012

By (Signature and Title)		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	March 5, 2012